CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Treasury Shares	Non Controlling Interest	Total
Balance at Dec. 31, 2021	$ 19,186	$ 16,844	$ (33,796)	$ (7,866)	$ 0	$ (200)	$ (5,832)
Balance, shares at Dec. 31, 2021	37,433,333
Net income (Loss) attributable to ICTS International N.V	$ 0	0	4,725	0	0	(19)	(4,744)
Translation adjustment	0	0	0	(285)	0	23	(262)
Unrealized gains (loss) on derivative instruments	0	0	0	(35)	0	0	(35)
Stock-based compensation – AU10TIX Technologies B.V.	$ 0	(240)	0	0	0	753	513
Balance, shares at Dec. 31, 2022	37,433,333
Balance at Dec. 31, 2022	$ 19,186	16,604	(38,521)	(8,186)	0	557	(10,360)
Net income (Loss) attributable to ICTS International N.V	0	0	7,081	0	0	0	7,081
Translation adjustment	0	0	0	(55)	0	196	141
Unrealized gains (loss) on derivative instruments	0	0	0	124	0	0	124
Stock-based compensation – AU10TIX Technologies B.V.	0	0	0	0	0	715	715
Additional payment for shares issued in previous years	0	1,214	0	0	0	0	1,214
Commitment to purchase shares from certain directors and officers	$ 0	0	0	0	(1,518)	0	$ (1,518)
Balance, shares at Dec. 31, 2023	37,433,333						37,433,333
Balance at Dec. 31, 2023	$ 19,186	17,818	(31,440)	(8,117)	(1,518)	1,468	$ (2,603)
Net income (Loss) attributable to ICTS International N.V	0	0	(4,232)	0	0	(10)	(4,242)
Reduce of nominal value shares	(18,760)	18,760	0	0	0	0	0
Translation adjustment	0	0	0	(147)	0	0	(147)
Unrealized gains (loss) on derivative instruments	0	0	0	(103)	0	0	(103)
Stock-based compensation – AU10TIX Technologies B.V.	0	0	0	0	0	858	858
Exercise of options – AU10TIX Technologies B.V	0	2,022	0	0	0	(2,022)	0
Dividend to AU10TIX Technologies B.V shareholders	$ 0	0	0	0	0	(170)	$ (170)
Balance, shares at Dec. 31, 2024	37,433,333						37,433,333
Balance at Dec. 31, 2024	$ 426	$ 38,600	$ (35,672)	$ (8,367)	$ (1,518)	$ 124	$ (6,407)